Principal Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Accounting Policies [Line Items]
Prepayments received from customers		¥ 3,002,000		$ 1	¥ 6,000
Revenue recognized from contract liability	¥ 3,002,000	0	¥ 5,737,000
Other income	29,799,000	740,000	2,495,000
Other current liabilities		2,520,000			0
Employee social security and welfare benefits	5,755,000	2,748,000	686,000
Appropriations to statutory reserve	¥ 3,804,000	¥ 43,674,000	¥ 0
Weighted number of potentially diluted shares outstanding | shares	0	0	0
Government Grants [Member]
Accounting Policies [Line Items]
Other income	¥ 29,799,000	¥ 661,000	¥ 2,495,000
Other current liabilities		¥ 2,520,000	¥ 2,520,000		¥ 0
Maximum [Member]
Accounting Policies [Line Items]
Current Rates of Surcharge	6.00%
Minimum [Member]
Accounting Policies [Line Items]
Current Rates of Surcharge	5.00%